NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2014
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

24. NONCONTROLLING INTERESTS

	Bona Guoqiang	Distribution Workshop (BVI&HK)	Cinema Popular	Xi'an Huitong	Shanghai Cinema	Mango Cinema	Tianjin Nongken	Sanya Cinema	Total
Balance as of January 1, 2012	—	644	(324)	285	1,951	889	—	—	3,445
Capital injection in Tianjin Nongken (i)	—	—	—	—	—	—	774	—	774
Foreign currency translation adjustment	—	1	(20)	3	1	10	7	—	2
Net (loss) income	—	(4)	(8)	57	105	193	(627)	—	(284)

Balance as of December 31, 2012	—	641	(352)	345	2,057	1,092	154	—	3,937
Capital injection in Bona Guoqiang (ii)	48	—	—	—	—	—	—	—	48
Mango Cinema (iii)	—	—	—	—	—	(758)	—	—	(758)
Xi'an Huitong (iv)	—	—	—	(307)	—	—	—	—	(307)
Foreign currency translation adjustment	1	(1)	—	4	4	12	(11)	—	9
Net (loss) income	(14)	(256)	(6)	(42)	86	49	(950)	—	(1,133)

Balance as of December 31, 2013	35	384	(358)	—	2,147	395	(807)	—	1,796
Acquisition of Sanya Cinema (Note 9)	—	—	—	—	—	—	—	803	803
Foreign currency translation adjustment	(1)	—	—	—	(4)	(10)	25	(13)	(3)
Net (loss) income	(16)	58	(6)	—	54	50	(655)	(42)	(557)

Balance as of December 31, 2014	18	442	(364)	—	2,197	435	(1,437)	748	2,039

(i)	On April 20, 2012, the Group set up a subsidiary, Tianjin Nongken, of which 51% equity interest was owned by the Group and 49% equity interest was owned by a third-party shareholder.
(ii)	On March 6, 2013, the Group set up a subsidiary, Bona Guoqiang, of which 70% equity interest was owned by the Group and 30% equity interest was owned by a third-party shareholder.
(iii)

On January 28, 2013, the Group acquired 34% equity interest of Mango Cinema with a total cash consideration of $328 (equivalent to RMB2.04 million) from a noncontrolling interest holder. This was accounted for as an equity transaction with a reduction of noncontrolling interest by $758 and an increase in additional paid-in capital by $430.

(iv)

On May 17, 2013, the Group acquired the remaining 49% interest in Xi'an Huitong with a total cash consideration of $398 (equivalent to RMB2.45 million) from a noncontrolling interest holder. This was accounted for as an equity transaction with a reduction of noncontrolling interest by $307 and a decrease in additional paid-in capital by $92. After the acquisition, it became a 100% consolidated entity of the Group.